Warrant liabilities - Schedule of Pricing Model to Estimate the Fair Value (Details) - $ / shares		12 Months Ended
	Mar. 17, 2022	Dec. 31, 2022
Text Block 1 [Abstract]
Share price at grant date	$ 8.33	$ 4.31
Exercise price/warrant	$ 11.50	$ 11.50
Expected volatility	41.36%	34.40%
Dividend yield	0.00%	0.00%
Option life (years)	5 years	4 years 2 months 15 days
Annual risk-free interest rate	2.23%	4.11%